5. PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 5 - PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at June 30, 2012 and December 31, 2011:

	June 30,	December 31,
	2012	2011
Machinery & equipment	$1,497,703	$1,488,527
Computer equipment	458,470	449,893
Office furniture	82,822	82,822
Leasehold improvements	318,108	311,592
Capital leases	51,235	51,235
	2,408,338	2,384,069

Accumulated depreciation	(2,254,738)	(2,229,298)
Property and equipment, net	$153,600	$154,771

Depreciation expense for the three and six months ended June 30, 2012 amounted to $13,349 and $25,440, respectively.

Depreciation expense for the three and six months ended June 30, 2011 amounted to $17,109 and $38,394, respectively.

5.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2011 and 2010:

	December 31,	December 31,
	2011	2010
Machinery & equipment	$1,488,527	$1,488,527
Computer equipment	449,893	449,893
Office furniture	82,822	76,201
Leasehold improvements	311,592	281,383
Capital leases	51,235	51,235
	2,384,069	2,347,239

Accumulated depreciation	(2,229,298)	(2,162,137)
Property and equipment, net	$154,771	$185,102

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 amounted to $67,161, $138,050 and $291,472, respectively.